Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

18. Commitments and Contingencies

Development costs

The Company is contingently liable for development costs of Smerud Medical Research International (“Smerud”) in the approximate amount of $1,191 which has been accrued as of June 30, 2021 and will be payable only if Smerud is unable to identify investors to fund development of in licensed products from the Company by October 1, 2021.

On November 10, 2020 the Company entered into a cost sharing agreement with Smerud for the development of Ixempra whereby Smerud will be entitled to 7.5% royalties on future revenue in exchange for funding half of the development costs. As of June 30, 2021 Smerud has performed work valued at $52 and is entitled to a very low amount of future royalties.

24. Commitments and Contingencies

Development costs

The Company is contingently liable for development costs of Smerud Medical Research International (“Smerud”) in the approximate amount of $1,191 which has been accrued as of December 31, 2020 and will be payable only if Smerud is unable to identify investors to fund development of in licensed products from the Company by October 1, 2021.